Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Apr. 27, 2013	Dec. 31, 2014	Feb. 28, 2007
Commitments and Contingencies (Textual)
Expiration date of option		May 31, 2018
Commitments related to agreements		$ 375,000
Payment for commitment milestones	7,000,000	7,900,000
Percentage for royalties		6.00%
Monthly rent amount before increment		12,300
Monthly rent amount before increment, per square foot		20.85
Monthly rent amount increment		12,375
Monthly rent amount increment per square foot		20.95
Monthly rent amount after increment		12,460
Monthly rent amount after increment, per square foot		21.13
Shares issued in connection with acquisition of in-process research and development		3,750,000
Payments of cash acquired		250,000
Common Stock [Member]
Commitments and Contingencies (Textual)
Shares issued in connection with acquisition of in-process research and development		1,849
Shares issued in connection with acquisition of in-process research and development,shares		$ 1,849,113
Dr. Schaber [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party			50,000